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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         EDGEPOINT INVESTMENT GROUP INC.
                 -------------------------------
   Address:      150 BLOOR STREET W  SUITE 500
                 -------------------------------
                 TORONTO, ONTARIO
                 -------------------------------
                 M5S 2X9
                 -------------------------------

Form 13F File Number: 28-14674
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    PATRICK FARMER
         -------------------------------
Title:   CHIEF COMPLIANCE OFFICER
         -------------------------------
Phone:   416.848.9797
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ PATRICK FARMER                 Toronoto, ON        Aug 1, 2012
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-14674                    EdgePoint Investment Group Inc.
       ---------------          ------------------------------------


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      None
                                        --------------------

Form 13F Information Table Entry Total: 34
                                        --------------------

Form 13F Information Table Value Total: 1,467,294
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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
NAME OF ISSUER                      TITLE OF CLASS  CUSIP     VALUE USD  SHARES   SH/  PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
                                                               (x$1000)           PRN  CALL DISCRETION MANAGER   SOLE    SHARED NONE
Alere Inc Prefs                    PERP PFD CONV SE 01449J204     8,513    41,000  SH             Sole            41,000
Alere Inc.                               COM        01449J105    74,584 3,836,600  SH             Sole         3,836,600
Altera Corp.                             COM        21441100     77,686 2,295,700  SH             Sole         2,295,700
AMN Healthcare Services Inc.             COM        1744101      40,135 6,768,100  SH             Sole         6,768,100
Bank of Nova Scotia                      COM        64149107     39,993   772,600  SH             Sole           772,600
Canadian Imperial Bank Of Commerce       COM        136069101     8,699   123,700  SH             Sole           123,700
Delphi Automotive                        SHS        G27823106    34,471 1,351,800  SH             Sole         1,351,800
DIGI International Inc                   COM        253798102    21,533 2,102,800  SH             Sole         2,102,800
Drew Industries Inc                    COM NEW      26168L205     7,918   284,300  SH             Sole           284,300
EXFO Inc                             SUB VTG SHS    302046107    18,971 3,767,700  SH             Sole         3,767,700
Firstservice Corp                     SUB VTG SH    33761N109    10,371   371,000  SH             Sole           371,000
Fortune Brands Home & Security Inc       COM        34964C106    30,750 1,380,800  SH             Sole         1,380,800
Gran Tierra Energy Inc.                  COM        38500T101     7,392 1,512,400  SH             Sole         1,512,400
IMRIS INC                                COM        45322N105     9,583 3,139,500  SH             Sole         3,139,500
International Game Technology            COM        459902102    92,627 5,881,050  SH             Sole         5,881,050
Intl Rectifier Corp                      COM        460254105    86,291 4,316,700  SH             Sole         4,316,700
JPMorgan Chase & Co                      COM        46625H100    73,825 2,066,200  SH             Sole         2,066,200
Knoll Inc                              COM NEW      498904200    42,683 3,180,590  SH             Sole         3,180,590
Merit Medical Systems Inc                COM        589889104    62,197 4,503,750  SH             Sole         4,503,750
Microsoft Corp                           COM        594918104    38,500 1,258,600  SH             Sole         1,258,600
National Instruments Corp                COM        636518102    15,633   582,000  SH             Sole           582,000
Pool Corp                                COM        73278L105    28,998   716,700  SH             Sole           716,700
Progressive Corp                         COM        743315103    72,403 3,475,900  SH             Sole         3,475,900
Ryanair Hldgs Plc Adr               SPONSORED ADR   783513104    82,688 2,720,000  SH             Sole         2,720,000
Semgroup Corp Class A                    CL A       81663A105    50,944 1,595,500  SH             Sole         1,595,500
Shuffle Master Inc                       COM        825549108    32,755 2,373,600  SH             Sole         2,373,600
Team Inc                                 COM        878155100    35,660 1,143,686  SH             Sole         1,143,686
Thomson Reuters Corp.                    COM        884903105     2,201    77,400  SH             Sole            77,400
Tim Hortons Inc.                         COM        88706M103    35,989   683,200  SH             Sole           683,200
Toronto Dominion Bank                  COM NEW      891160509    40,260   514,800  SH             Sole           514,800
Wellpoint Inc                            COM        94973V107    98,763 1,548,250  SH             Sole         1,548,250
Wells Fargo & Co                         COM        949746101    97,692 2,921,400  SH             Sole         2,921,400
Western Union Co                         COM        959802109    55,087 3,271,200  SH             Sole         3,271,200
XILINX Inc                               COM        983919101    31,499   938,300  SH             Sole           938,300
                                                              ---------
                                                              1,467,294